Financial investments and financial receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financial investments and financial receivables	Financial investments and financial receivables

Non-current financial investments
	At 31 December
(in USD million)	2024	2023
Bonds	2,090	1,863
Listed equity securities	2,947	1,035
Non-listed equity securities	579	543

Financial investments	5,616	3,441

Bonds and equity securities mainly relate to investment portfolios held by Equinor’s captive insurance company and other listed and non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss.
In 2024, Equinor has acquired 42,038,108 shares in Ørsted A/S, corresponding to 10% of the shares and votes in the company, but does not have a board representative. The fair value of the investment, amounting to USD 1.9 billion, is included in listed equity securities at 31 December 2024. Ørsted A/S, a leading developer and operator in renewables, is a Danish listed company. Equinor’s ownership position has been built over time, through a combination of market purchases and a block trade.

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2024	2023

Interest-bearing receivables	919	381
Prepayments and other non-interest-bearing receivables	1,261	910
Assets classified as held for sale1)	(801)	—

Prepayments and financial receivables	1,379	1,291
1) For assets reclassified to held for sale, see note 6 Acquisitions and disposals
Interest-bearing receivables primarily relate to loans to employees and equity accounted companies. Prepayments and other non-interest-bearing receivables mainly relate to sales of licenses and lease prepayments.

Current financial investments
	At 31 December
(in USD million)	2024	2023

Time deposits	9,715	17,846
Interest-bearing securities	5,620	11,378

Financial investments	15,335	29,224
Financial investments mainly relate to investments held by Equinor ASA as part of liquidity management. At 31
December 2024, USD 366 million relates to investment portfolios held by Equinor’s captive insurance company. The corresponding balance at 31 December 2023 was USD 458 million. For information about financial instruments by category, see note 28 Financial instruments and fair value measurement.

Current prepayments and financial receivables
	At 31 December
(in USD million)	2024	2023

Interest-bearing financial receivables and accrued interest	614	802
Collateral receivables1)	2,037	2,186
Total current financial receivables	2,651	2,988

Prepayments and other non-financial receivables	1,216	740

Prepayments and financial receivables	3,867	3,729

1) Collateral receivables is related to cash paid as security for counterparties credit exposure towards Equinor.
With effect from 2024, and to provide additional information to enhance the users understanding of the composition of current receivables, the balance sheet line-item Trade and other receivables has been disaggregated into Trade and other receivables (see note 18) and Prepayments and financial receivables detailed in the table above.